Combined Debtor-In-Possession Financial Information - Combined Debtors' Statements of Operations (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Operating revenues	$ 77,481	$ 250,371	$ 203,207	$ 241,836	$ 237,918	$ 281,311	$ 454,088	$ 275,526	$ 292,936	$ 282,888	$ 562,147	$ 761,065	$ 964,272	$ 1,305,438	$ 1,082,826
Operating costs and expenses
Depreciation and amortization	20,622	25,248		90,606							64,831	283,652	374,129	440,221	486,530
General and administrative	5,727	14,982		15,662							47,939	106,504	121,196	168,792	73,216
Pre-petition charges	0	0		3,894							0	14,409	14,409	0	0
Loss on impairment	0										0	1,119,517	3,915,408	615,294	802,133
Total operating costs and expenses	76,051	263,864		260,711							638,573	2,007,948	5,040,817	1,971,711	2,028,900
Operating loss	1,430	(13,493)	$ (2,829,662)	(18,875)	$ (95,453)	$ (1,132,555)	$ 116,261	$ (640,012)	$ (118,710)	$ (23,812)	(76,426)	(1,246,883)	(4,076,545)	(666,273)	(946,074)
Other income (expense)
Interest expense, net of amounts capitalized	(229)	(8,870)		(23,427)							(23,628)	(164,586)	(164,653)	(279,435)	(297,611)
Gain on extinguishment of debt, net	0	973		17,847							0	17,254	17,254	30,616	(1,793)
Interest income and other, net	399			7,872							7,490	8,546	9,012	6,007	8,302
Reorganization items, net	(252,051)			9,014							0	9,014	23,930	0	0
Income (loss) before income taxes	253,651	(21,390)		(25,597)							(28,085)	(1,394,683)	(4,238,862)	(909,085)	(1,237,176)
Income tax benefit (provision)	3,423	2,275		25,271							(6,631)	(238,944)	(260,403)	(38,540)	(106,641)
Net income (loss)	250,228	(23,665)		(50,868)							(21,454)	(1,155,739)	(3,978,459)	(874,366)	(1,130,535)
Parent Company And Subsidiaries Debtor In Possession
Condensed Financial Statements, Captions [Line Items]
Operating revenues													874,490
Operating costs and expenses
Depreciation and amortization													372,663
General and administrative													120,497
Pre-petition charges													14,409
Loss on impairment													3,914,608
Total operating costs and expenses													4,947,115
Operating loss													(4,072,625)
Other income (expense)
Interest expense, net of amounts capitalized													(164,421)
Interest expense from non-debtor affiliates													(33,421)
Gain on extinguishment of debt, net													17,254
Interest income and other, net													9,548
Interest income from non-debtor affiliates													31,751
Reorganization items, net													(23,930)
Income (loss) before income taxes													(4,235,844)
Income tax benefit (provision)													247,021
Net income (loss)													(3,988,823)
Contract drilling services
Condensed Financial Statements, Captions [Line Items]
Operating revenues	74,051	231,154		227,050							515,680	714,555	909,236	1,246,058	1,036,082
Operating costs and expenses
Cost of services	46,965	188,552		137,180							456,853	442,479	567,487	698,343	629,937
Contract drilling services | Parent Company And Subsidiaries Debtor In Possession
Condensed Financial Statements, Captions [Line Items]
Operating revenues													717,655
Operating costs and expenses
Cost of services													477,144
Reimbursables and other
Condensed Financial Statements, Captions [Line Items]
Operating revenues	3,430	19,217		14,786							46,467	46,510	55,036	59,380	46,744
Operating costs and expenses
Cost of services	$ 2,737	$ 16,462		$ 13,369							$ 41,577	$ 41,387	48,188	$ 49,061	$ 37,084
Reimbursables and other | Parent Company And Subsidiaries Debtor In Possession
Condensed Financial Statements, Captions [Line Items]
Operating revenues													53,284
Operating costs and expenses
Cost of services													47,794
Non-debtor affiliates | Parent Company And Subsidiaries Debtor In Possession
Condensed Financial Statements, Captions [Line Items]
Operating revenues													$ 103,551